UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22439

Grand Prix Investors Trust

 (Exact name of registrant as specified in charter)

42125 Shadow Hills Drive

Lancaster, CA 93536

(Address of principal executive offices)

(Zip code)

John C. Foti

42125 Shadow Hills Drive

Lancaster, CA 93536

 (Name and address of agent for service)

Registrant's telephone number, including area code: (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: October 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Grand Prix Investors Fund
	Schedule of Investments
	October 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 78.89%

Apparel Manufacturers - 1.11%
100	Hugo Boss (Germany)	$ 10,008

Auto Cars/Light Trucks - 1.67%
900	Nissan Motor Co., Ltd. ADR *	15,048

Beverages - 4.12%
325	Diageo Plc.	37,128

Cable & Other Pay Television Services - 4.11%
1,550	News Corp.	37,092

Chemicals-Major Diversified - 2.22%
450	DuPont E.I. de Nemours & Co.	20,034

Cigarettes - 4.42%
450	Philip Morris International, Inc.	39,852

Crude Petroleum & Natural Gas - 3.35%
600	Total S.A. ADR	30,240

Electronic & Other Electrical Equipment - 6.62%
2,000	General Electric Co.	42,120
700	Koninklijke Philips Electronics NV	17,556
		59,676
Electronic Computers - 4.62%
70	Apple, Inc.	41,672

Food & Kindred Products - 3.93%
950	Unilever Plc ADR	35,426

Motor Vehicles & Passenger Car Bodies - 5.42%
1,250	Volkswagen AG ADR	48,875

Paints, Varnishes, Lacquers, Enamels & Allied Products - 5.00%
385	PPG Industries, Inc.	45,076

Personal Products - 1.15%
150	Procter & Gamble Co.	10,386

Radio Telephone Communications - 1.06%
350	Vodafone Group Plc.	9,529

Retail-Catalog & Mail Order Houses - 2.58%
100	Amazon.com *	23,289

Rubber & Plastic Footwear - 4.50%
945	Adidas AG ADR	40,588

Services-Business Services, NEC - 9.83%
450	Accenture Plc. Class-A	30,335
420	Visa, Inc.	58,279
		88,614
Services-Prepackaged Software - 5.09%
630	SAP AG ADR	45,927

Services-Computer Programming, Data Processing, Etc. - 2.64%
35	Google, Inc. *	23,810

Telephone Communications (No Radio Telephone) - 3.45%
300	AT&T, Inc.	10,377
465	Verizon Communications, Inc.	20,758
		31,135
Transportation Services - 1.97%
300	Expedia, Inc.	17,744

TOTAL FOR COMMON STOCKS (Cost $687,575) - 78.89%		711,149

EXCHANGE TRADED FUNDS - 8.76%
300	iShares FTSE China 25 Index Fund	11,035
2,020	PowerShares Fundamental High Yield Corp.	38,744
175	SPDR Gold Trust *	29,195

TOTAL EXCHANGE TRADED FUNDS (Cost $75,007) - 8.76%		78,974

CALL OPTIONS - 0.40% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Apple, Inc.
100	January 2013 Call @ 590.00	3,600

	Total (Premiums Paid $4,931) - .40%	3,600

SHORT TERM INVESTMENTS - 11.96%
107,828	Fidelity Institutional Money Market Portfolio 0.26% **	107,828

TOTAL SHORT TERM INVESTMENTS (Cost $107,828) - 11.96%		107,828

TOTAL INVESTMENTS (Cost $875,342) - 100.01%		901,551

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(130)

NET ASSETS - 100.00%		$ 901,421

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at October 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Grand Prix Investors Fund
1. SECURITY TRANSACTIONS

At October 31, 2012, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $875,342, amounted to $26,209, which consisted of aggregate gross unrealized appreciation of $42,150 and aggregate gross unrealized depreciation of $15,941.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by a pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$711,149	$0	$0	$711,149
Exchange Traded Funds	$78,974	$0	$0	$78,974
Limited Partnerships	$0	$0	$0	$0
Call Options	$3,600	$0	$0	$3,600
Put Options	$0	$0	$0	$0
Cash Equivalents	$107,828	$0	$0	$107,828
Total	$901,551	$0	$0	$901,551

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date December 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date December 31, 2012